Restricted cash and time deposits (Tables)	12 Months Ended
Dec. 31, 2023
Restricted cash and time deposits
Schedule of restricted cash, time deposits

	As of
	December 31,
	2022	2023
	RMB	RMB
Current:
Restricted time deposits	297,634	278,359
Total	297,634	278,359

Non-current:
Restricted cash	9,180	2,804
Restricted time deposits	30,879	32,042
Total	40,059	34,846